Contingencies and Capital Commitments	12 Months Ended
Dec. 31, 2018
Contingencies and Capital Commitments [abstract]
Contingencies and Capital Commitments

34.  Contingencies and Capital Commitments

(a)    Bank Letter of Guarantee

The Caylloma Mine closure plan was updated in December 2018, with total undiscounted closure costs of $11,431 consisting of progressive closure activities of $3,646, final closure activities of $7,156, and post-closure activities of $790. Pursuant to the closure regulations, the Company is required to place the following guarantees with the government:

•2018 – $4,990

•2019 – $7,237

•2020 – $9,704

The Company has established a bank letter of guarantee in the amount of $7,237 (2017 – $4,990), on behalf of Bateas in favor of the Peruvian mining regulatory agency, in compliance with local regulation and to collateralize Bateas’ mine closure plan. This bank letter of guarantee expires on December 31, 2019.

(b)    Other Commitments

As at December 31, 2018, the Company had capital commitments of $111,940 for civil work, equipment purchases and other services at the Lindero Gold Project expected to be expended within one year.

Operating leases includes leases for office premises, computer and other equipment used in the normal course of business.

The expected payments due by period, as at December 31, 2018 are as follows:

	Less than
	1 year	1 - 3 years	4 - 5 years	Total
Office premises	$820	$1,072	$215	$2,107
Computer equipment	235	176	35	446
Total operating leases	$1,055	$1,248	$250	$2,553

(c)    Tax Contingencies

Peru

The Company has been assessed $1,313, including interest and penalties of $872, for the tax years 2010 and 2011 by SUNAT, the Peruvian tax authority, with respect to the deduction of certain losses arising from derivative instruments. The Company applied to the Peruvian tax court to appeal the assessments.

On January 22, 2019, the Peruvian tax court reaffirmed SUNAT’s position and denied the deduction. On the basis of a legal opinion received from Peruvian counsel,T  the Company believes the assessment is inconsistent with Peruvian tax law and that it is probable the Company will succeed on appeal through the Peruvian legal system. The Company has paid the disputed amount in full in order to stop additional interest from accruing, and is taking steps through the Peruvian legal system to appeal the decision of the Peruvian tax court.

No amounts have been accrued as at December 31, 2018 and December 31, 2017 with respect to these tax assessments as the Company believes it is probable that the appeal will be successful.

Mexico

During 2015, the Company’s foreign trade operations for tax years 2011 to 2014 were reviewed by the Mexican Tax Administration Service (“SAT”) and was subject to an administrative customs procedure (“PAMA”) for specific temporary import documents (pediments). On October 27, 2015, the SAT issued an assessment regarding the Company’s foreign trade operations for tax years 2011 to 2014, and denied certain claims, which resulted in the following assessments totaling $198 (the “tax credit”):

•$30 in general import tax, $90 in VAT, and $5 custom management tax, and

•associated fines of $94

On December 11, 2015, the Company established a security bond in the amount of $211 in favor of PAMA to collateralize this tax credit of $198. On January 21, 2016, the Company presented its arguments before the Mexican Federal Court for the nullification and voidance of the tax credit (the “Company claim”). On August 18, 2016, the Mexican Federal Court issued a first instance resolution declaring the nullity and voidance of the tax assessment, which the tax authority appealed.

On April 6, 2017, the Mexican Federal Court issued a ruling to reinstate the tax credits in dispute and ordered the tax authority to settle the tax credits. The ruling is final and unappealable. In October 2017, the security bond was released and fully recovered.

(d)    SGM Royalty

The Mexican Geological Service (“SGM”) has advised the Company that in 1993 the previous owner of one of the Company’s mineral concessions located at the San Jose Mine in Oaxaca, Mexico granted SGM a royalty of 3% of the billing value of minerals obtained from the concession. The Company was unaware of the existence of the royalty since it does not appear on the electronic title register (although it is listed in the official record books of the concessions of the Mining Registry, it was not disclosed to the Company by the prior owner at the time of sale, nor was it noted in any of the multiple legal title opinions obtained by the Company at the time of and since it acquired the concession. The Company has engaged three independent Mexican law firms and has obtained legal opinions from all three firms which confirm that there was no legal basis for the creation of the royalty and that it was invalidly created. All opinions confirm that it is more likely than not that the Company’s position will succeed in the event of a dispute. The Company has advised SGM that it is of the view that no royalty is payable and has taken administrative steps to remove reference to the royalty on the title register. No action has been started by the mining authority. In the event of a dispute, the Company would be required to pay the then claimed amount of the royalty to preserve the concession and would thereafter proceed with dispute proceedings. The amount of the royalty, if payable is materially less than cash and cash equivalents on hand and would not have a material adverse impact on the Company’s results of operations.

(e)    Other Contingencies

The Company is subject to various investigations, royalties and other claims, legal, labor, and tax proceedings covering matters that arise in the ordinary course of business activities. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be resolved unfavorably for the Company. Certain conditions may exist as of the date the financial statements are issued that may result in a loss to the Company. None of these matters is expected to have a material effect on the results of operations or financial conditions of the Company.